Shares to be issued - equity	9 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Shares to be issued - equity
17.	Shares to be issued – equity

For the year ended June 30, 2018, the Company had entered into multiple private placement agreements and had increased potential shares to be issued under common stock in total amount of $467,996.

During the three months ended September 30, 2018, the Company had entered into multiple private placement agreements and had increased potential shares to be issued under common stock in total amount of $95,000. The shares have been issued as of December 31, 2018.

During the three months ended September 30, 2018, the Company had entered into multiple service agreements and had increased potential shares to be issued for service compensation in total amount of $137,000. The shares have been issued as of December 31, 2018.

During the three months ended September 30, 2018, the Company had entered into debt settlement and had increased potential shares to be issued for debt settlement under common stock in total amount of $174,450. The shares have been issued as of December 31, 2018.

During the three months ended September 30, 2018 and the year ended June 30, 2018, the Company had entered into multiple private placement agreements and had increased potential shares to be issued under preferred stock in total amount of $2,000,000, respectively. The shares have been issued as of December 31, 2018.

As of March 31, 2019, the Company had total potential shares to be issued under common stock and preferred stock in total amount of $0.